Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes expenses
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$-
Deferred	-	-	-
Total income taxes expense	$-	$-	-

Schedule of income taxes expenses computed at the Hong Kong statutory tax rate
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Net income (loss) before tax	$(27,114,293)	$4,920,167	$(20,116,938)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(4,473,859)	811,828	(3,319,294)
Impact of different tax rates in other jurisdictions	(214,135)	(18,869)	(91,623)
Non-taxable income	(716,628)	(4,281,521)	(389,714)
Non-deductible expenses	1,992,463	79,200	702,433
Change in valuation allowance	3,412,159	3,409,362	3,098,198
Effective income tax expense	$-	$-	$-

Schedule of deferred tax asset and liability
	December 31, 2021	December 31, 2020
Deferred tax asset:
Tax loss carry forward	$12,189,424	$9,461,421
Share-based payment expenses	698,564	497,808
	12,887,988	9,959,229
Deferred tax liability:
Depreciation and amortization	(255,824)	(397,669)
Net deferred tax assets before valuation allowance	12,632,164	9,561,560
Valuation allowance	(12,632,164)	(9,561,560)
Deferred tax asset, net	$-	$-

Schedule of changes in valuation allowance
	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Balance as of January 1	$9,561,560	$6,152,198	$3,054,000
Additions	3,412,159	3,409,362	3,098,198
Disposal	(341,555)	-	-
Balance as of December 31	$12,632,164	$9,561,560	$6,152,198